Investment Strategy - Leverage Shares 100% TSLA and 100% SPCX Daily ETF	Jul. 23, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities issued by TSLA and SPCX, and financial instruments with economic characteristics that, in combination, provide approximately 100% daily exposure to the price return to TSLA and approximately 100% daily exposure to the price return to SPCX, on a daily basis, consistent with the Fund’s investment objective. The Fund’s exposure to each issuer is measured independently and is not intended to provide leveraged exposure to the combined performance of TSLA and SPCX as a single basket or index.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in TSLA and SPCX. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of TSLA and/or SPCX for payments based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, approximately 100% exposure to the performance of each issuer. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply exposure to obtain long exposure to TSLA equal to approximately 100% of the Fund’s net assets and long exposure to SPCX equal to approximately 100% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain long exposure to TSLA and/or SPCX by purchasing call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on TSLA and/or SPCX with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on TSLA or SPCX. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a long position in TSLA and/or SPCX, with gains or losses determined primarily by changes in the price of TSLA and/or SPCX relative to the strike price of the options. However, these strategies may not perfectly replicate the intended exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the performance of TSLA and/or SPCX.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts based on the value of the price returns of TSLA and/or SPCX. The Fund will only buy and sell option contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options that permit customization of contract terms including strike price, expiration date and exercise style and are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration, or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industries to which TSLA and SPCX are assigned. As of the date of this prospectus, TSLA is assigned to the automobiles and components industry and SPCX is assigned to the telecommunication services industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or whether TSLA or SPCX increase or decrease in value on a particular day. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will likely differ from the combined return of TSLA and SPCX for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to TSLA and SPCX is consistent with the Fund’s investment objective. Price movements in TSLA or SPCX during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of TSLA or SPCX rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure to that issuer. Conversely, if the price of TSLA or SPCX decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure to that issuer. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate a substantial portion of its assets as collateral for swap agreements or as premiums for purchased option contracts.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the U.S. markets on one trading day to the close of the U.S. markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Tesla, Inc. is an automotive and energy company that designs, develops, manufactures, and sells electric vehicles and energy generation and energy storage products, and provides related services. The common stock of Tesla, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-34756 through the SEC’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Space Exploration Technologies Corp. is a diversified technology enterprise with operations spanning aerospace launch services, satellite-based communications networks, and artificial intelligence (“AI”) technologies. Its activities include the development and launch of orbital vehicles, operation of satellite constellations, and the integration of AI capabilities to support existing and future products and services. The common stock of Space Exploration Technologies Corp. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by the Space Exploration Technologies Corp. pursuant to the Exchange Act can be located by reference to the SEC file number 001-43344 through the SEC’s website at www.sec.gov. In addition, information regarding Space Exploration Technologies Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This Prospectus relates only to the securities offered hereby and does not relate to TSLA, SPCX or any other securities issued by those companies. The Fund has derived all disclosures contained in this Prospectus regarding TSLA and SPCX from publicly available information. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates has participated in the preparation of such information or makes any representation regarding the accuracy or completeness of any publicly available information concerning TSLA or SPCX. In addition, there can be no assurance that all events occurring prior to the date of this Prospectus, including events that could affect the trading prices of TSLA or SPCX, have been publicly disclosed. Subsequent disclosure of material events concerning TSLA or SPCX, or the failure to disclose such events, could affect the value of the Fund and the Fund’s ability to achieve its investment objective.

Because the Fund resets its exposure on a daily basis, the Fund’s performance for periods longer than one trading day will be the result of the compounding of daily returns over the holding period and will likely differ, and may differ significantly, from the combined performance of TSLA and SPCX over the same period. The Fund seeks daily investment results and does not seek to achieve its investment objective over any period longer than a single trading day.

Illustrative Example

The following example illustrates how the effects of daily compounding may cause the Fund’s returns to differ from the combined performance of TSLA and SPCX over periods longer than one trading day.

Assume an investor purchases $100 of Fund shares at the beginning of Day 1.

	Day 1	Day 2
TSLA	+5.0%	-5.0%
SPCX	+5.0%	-5.0%
Fund Daily Return	+10.0%	-10.0%
Value of $100 Investment	$110.00	$99.00

Although TSLA and SPCX each increased 5% on the first day and declined 5% on the second day, the Fund’s return is not zero. The second day’s loss is applied to the Fund’s increased value following the first day’s gain. Accordingly, the Fund’s cumulative return over the two-day period differs from the combined cumulative performance of TSLA and SPCX because of the effects of daily compounding.

The impact of compounding generally increases as volatility increases and as the holding period becomes longer.